CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                               February 18, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:     First Trust Exchange-Traded Fund II (the "Registrant")
                                   File No. 333-143964
                 ------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust NASDAQ CEA Smartphone Index Fund, a series of the Registrant. Post-Effective Amendment No. 46, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 18, 2011.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                             -----------------------------
                                                  Morrison C. Warren